Long-term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Ci2i Services, INC [Member]
Schedule of Long-Term Debt

The following is a summary of long-term debt as of June 30, 2017 and December 31, 2016:

		2017	2016
Promissory notes – Kabbage	(a)	$-	$11,866
Promissory note – Fora Financial	(b)	-	-
Note payable – Swarn Singh	(c)	45,000	-
Total		45,000	11,866
Current portion		-	11,866
Total – net of current portion		$45,000	$-

(a)	Multiple monthly loan agreements with Kabbage. Each of these loans has a six-month duration with interest and fees spread over the 6 months.

(b)	There were a total of 2 loans from Fora Financial personally guaranteed by the CEO and all paid off by December 31, 2016.

(c)	Note payable to Swarn Singh entered into January 2017 ($25,000) and February 2017 ($20,000), at interest rate of 15% annually (1.25% monthly). This is an unsecured loan. Interest expense on this loan for the six months ended June 30, 2017 was $3,724. Accrued interest on this loan at June 30, 2017 is $3,724. Both notes are due December 31, 2018.

The following is a summary of long-term debt – related parties as of December 31, 2016 and 2015:

		2016	2015

Promissory notes – Kabbage	(a)	$11,866	$26,956

Promissory note – Fora Financial	(b)	-	67,951

Total		$11,866	$94,907

(a)	Multiple monthly loan agreements with Kabbage. Each of these loans has a six-month duration with interest and fees spread over the 6 months.

(b)	There were a total of 2 loans from Fora Financial personally guaranteed by the CEO and all paid off by December 31, 2016.